Background and Nature of Operations	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Background and Nature of Operations

Note 1. Background and Nature of Operations

Unless otherwise specified, the terms “we,” “us,” “our,” “Chrysler Group” and the “Company” refer to Chrysler Group LLC and its consolidated subsidiaries, or any one or more of them, as the context may require. “Fiat” refers to Fiat S.p.A., a corporation organized under the laws of Italy, its consolidated subsidiaries (excluding Chrysler Group) and entities it jointly controls, or any one or more of them, as the context may require.

Background

Chrysler Group was formed on April 28, 2009 as a Delaware limited liability company. On June 10, 2009, we completed the transaction contemplated by the master transaction agreement dated April 30, 2009, among the Company, Fiat and Old Carco LLC (“Old Carco”) and certain of its subsidiaries, which was approved under section 363 of the U.S. Bankruptcy Code (the “363 Transaction”). In connection with the closing of the 363 Transaction, we received capital contributions from the UAW Retiree Medical Benefits Trust (the “VEBA Trust”), Fiat, the United States Department of the Treasury (the “U.S. Treasury”) and Canada CH Investment Corporation, a 100 percent owned subsidiary of the Canada Development Investment Corporation, a Canadian federal Crown corporation (“Canadian Government”), in exchange for ownership interests in the Company.

As a result of a series of transactions during 2011 and 2012 that were contemplated in our governance documents and certain other agreements, our continuing members, as of December 31, 2013, were Fiat, which beneficially held a 58.5 percent ownership interest in us, and the VEBA Trust, which beneficially held the remaining 41.5 percent ownership interest in us. On January 21, 2014, Fiat completed a transaction in which its 100 percent owned indirect subsidiary Fiat North America LLC (“FNA”) indirectly acquired from the VEBA Trust all of the equity membership interests in Chrysler Group not previously held by FNA. Refer to Note 25, Subsequent Events, for additional information regarding Fiat’s acquisition of the remaining equity interests in Chrysler Group.

Nature of Operations

We design, engineer, manufacture, distribute and sell vehicles under the brand names Chrysler, Jeep, Dodge and Ram. As part of our industrial alliance with Fiat (the “Fiat-Chrysler Alliance”), we also manufacture certain Fiat-brand vehicles in Mexico, which are distributed by us throughout North America and select markets and sold to Fiat for distribution in other select markets. Our product lineup includes passenger cars, utility vehicles (which include sport utility vehicles and crossover vehicles), minivans, trucks, and commercial vans. We also sell automotive service parts and accessories under the Mopar brand name.

Our products are available in more than 150 countries around the world. We sell our products to dealers and distributors for sale to retail customers and fleet customers, which include rental car companies, commercial fleet customers, leasing companies and government entities. The majority of our operations, employees, independent dealers and sales are in North America, primarily in the U.S. Approximately 10 percent of our vehicle sales during 2012 and 2013 were outside North America, principally in Asia Pacific, South America and Europe. Vehicle, service parts and accessories sales outside North America are primarily through our 100 percent owned, affiliated or independent distributors and dealers. In June 2011, Fiat became the general distributor of our vehicles and service parts in Europe selling our products through a network of dealers. In addition, Fiat has taken on the distribution of our vehicles in certain markets outside of North America where its dealer networks are better established. We are the general distributor for Fiat vehicles in select markets outside of Europe. In addition, as part of the Fiat-Chrysler Alliance, Fiat manufactures certain Fiat-brand vehicles for us, which we sell in select markets. Refer to Note 19, Other Transactions with Related Parties, for additional information regarding the Fiat-Chrysler Alliance and other transactions with Fiat.